Due to (from) Related Parties (Details Narrative) (CAD)	12 Months Ended			120 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011	Feb. 28, 2013
Due to Related Parties [Abstract]
Imputed interest rate	15.00%
Imputed interest amount	56,664	55,944	55,536	385,674